Other Assets and Receivables	12 Months Ended
Dec. 31, 2016
Other Assets and Receivables [Abstract]
OTHER ASSETS AND RECEIVABLES

4. OTHER ASSETS AND RECEIVABLES

Other assets and receivables as of December 31, 2016 and 2015 consisted of:

	December 31,
	2016	2015

Deposits	$792	$847
Prepaid consulting and legal fees	-	1,941,163
Underwriting commission and rental deposit	1,606,000	1,606,000
Temporary investment deposit	10,000	-
Excessive business tax and related urban construction and education surcharge	1,578,178	1,726,408
Excessive land appreciation tax	956,782	985,447
	$4,151,752	$6,259,865

Business tax and LAT are payable each year at 5% and 1% - 2% respectively of customer deposits received. The Company recognizes sales related business tax and LAT in the income statement to the extent that they are proportionate to the revenue recognized each period. Any excessive amounts of business and LAT liabilities recognized at period-end pursuant to tax laws and regulations over the amounts recognized in the income statement are capitalized in prepayments and will be expensed in subsequent periods.